BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Cash, FDIC amount	$ 250,000		$ 250,000		$ 250,000	$ 250,000
Advertising costs	92,000	$ 32,000	151,000	$ 45,000	145,000	39,000
Plan contributions amount	21,000	5,000	38,000	8,000	25,000	7,000
Prior period reclassification adjustment						1,021,413
Cash usgae in due from related party			(270,547)	474,058
Mother Earth's Storehouse, Inc. [Member]
Product Information [Line Items]
Advertising costs						76,379	$ 86,071
Plan contributions amount						140,859	144,110
Payment pass-through entity tax paid on behalf of shareholders						$ 102,750	$ 0
Minimum contribution plan, percentage						4.00%
Greens Natural Foods, Inc. [Member]
Product Information [Line Items]
Advertising costs						$ 68,923
Plan contributions amount						30,560
Cash usgae in due from related party						$ (14,485)
Minimum contribution plan, percentage						4.00%
Related Party [Member]
Product Information [Line Items]
Due from related party	$ 2,065,818		$ 2,065,818		$ 2,336,365
Minimum [Member]
Product Information [Line Items]
Property plant and equipment useful life	2 years		2 years		2 years
Intangible asset useful life	4 years		4 years		4 years
Minimum [Member] | Mother Earth's Storehouse, Inc. [Member]
Product Information [Line Items]
Minimum contribution plan, percentage						4.00%
Minimum [Member] | Greens Natural Foods, Inc. [Member]
Product Information [Line Items]
Minimum contribution plan, percentage						4.00%
Maximum [Member]
Product Information [Line Items]
Property plant and equipment useful life	7 years		7 years		7 years
Intangible asset useful life	10 years		10 years		10 years
Shipping and Handling [Member]
Product Information [Line Items]
Costs of sales	$ 28,000	$ 18,000	$ 65,000	$ 29,000	$ 91,000	$ 39,000